COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                     Registration Nos. 033-14954; 811-05199

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust (the "Trust") that the forms of prospectuses for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 34 under the 1933 Act and Amendment No. 36 under the 1940 Act, the text of which was filed electronically on August 29, 2008.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of September, 2008.


                                        COLUMBIA FUNDS VARIABLE INSURANCE TRUST



                                        /s/ Peter T. Fariel
                                        _________________________________

                                        Peter T. Fariel
                                        Assistant Secretary




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                                   Schedule I


Columbia Select Large Cap Growth Fund, Variable Series - Class A Columbia Select Large Cap Growth Fund, Variable Series - Class B Columbia Select Opportunities Fund, Variable Series - Class A Columbia Select Opportunities Fund, Variable Series - Class B Columbia Value and Restructuring Fund, Variable Series - Class A